Average Annual Total Returns		12 Months Ended	53 Months Ended
	Oct. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
NASDAQ Composite Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ Composite Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		21.14%	11.68%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	12.05%
Spear Alpha ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		42.10%	16.07%
Performance Inception Date	Aug. 03, 2021
Spear Alpha ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		42.10%	16.04%
Spear Alpha ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		24.92%	12.89%